Insurance Contracts - Summary of Investment Income and Expenses and Insurance Finance Income and Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Investment Income Expenses [Abstract]
Net interest income (expenses)	₩ 13,073,093	$ 9,049,943	₩ 12,826,714	₩ 12,180,860
Dividend income	148,954		86,524	47,769
Insurance Finance Income Expenses [Abstract]
Other insurance finance income (expenses)	(1,026,721)	$ (710,757)	(437,001)	(572,476)
Total insurance finance income (expenses)	1,159,681			(2,117,504)
Life Insurance Retirement
Investment Income Expenses [Abstract]
Net interest income (expenses)	15,331		14,139	10,394
Dividend income	714		0	450
Gains (losses) on valuation and disposal of securities	(18)		6,317	(3,375)
Gains (losses) on valuation and disposal of loans and receivables	0		0	0
Gains (losses) on derivatives	(652)		(5,464)	(2,269)
Gains (losses) on investments in subsidiaries	0		0	0
Foreign exchange gains (losses)	(397)		4,821	1,518
Other investment income (expenses)	(20,768)		(25,554)	(26,831)
Investment income (expenses) recognized in profit or loss	(5,790)		(5,741)	(20,113)
Investment income (expenses) recognized in other comprehensive income	(4,884)		8,747	30,623
Total investment income (expenses)	(10,674)		3,006	10,510
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0	0
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	0		0	0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0	0
Other insurance finance income (expenses)	0		0	0
Insurance finance income (expenses) recognized in profit or loss	0		0	0
Insurance finance income (expenses) recognized in other comprehensive income	0		0	0
Total insurance finance income (expenses)	0		0	0
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0	0
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	0		0	0
Other reinsurance finance income (expenses)	0		0	0
Reinsurance finance income (expenses) recognized in profit or loss	0		0	0
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0	0
Total reinsurance finance income (expenses)	0		0	0
Net investment income (expenses)	(10,674)		3,006	10,510
Life Insurance Variables
Investment Income Expenses [Abstract]
Net interest income (expenses)	87,328		83,095	71,348
Dividend income	21,847		21,037	33,520
Gains (losses) on valuation and disposal of securities	940,264		136,200	446,698
Gains (losses) on valuation and disposal of loans and receivables	0		0	0
Gains (losses) on derivatives	11,554		(47,360)	(9,153)
Gains (losses) on investments in subsidiaries	0		0	0
Foreign exchange gains (losses)	(17,970)		113,507	14,633
Other investment income (expenses)	38,984		35,326	23,874
Investment income (expenses) recognized in profit or loss	1,082,007		341,805	580,920
Investment income (expenses) recognized in other comprehensive income	0		0	0
Total investment income (expenses)	1,082,007		341,805	580,920
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(686)		(895)	(103)
Effect of changes in discount rates and financial assumptions	0		0	1,121
Effect of exchange rate fluctuations	1,907		(15,470)	(2,792)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	(1,081,894)		(329,336)	(547,352)
Other insurance finance income (expenses)	0		0	0
Insurance finance income (expenses) recognized in profit or loss	(1,080,673)		(345,701)	(549,126)
Insurance finance income (expenses) recognized in other comprehensive income	(40)		(138)	(44)
Total insurance finance income (expenses)	(1,080,713)		(345,839)	(549,170)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0	0
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	0		0	0
Other reinsurance finance income (expenses)	0		0	0
Reinsurance finance income (expenses) recognized in profit or loss	0		0	0
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0	0
Total reinsurance finance income (expenses)	0		0	0
Net investment income (expenses)	1,294		(4,034)	31,750
Life Insurance Others
Investment Income Expenses [Abstract]
Net interest income (expenses)	587,402		539,964	497,110
Dividend income	20,086		13,172	8,965
Gains (losses) on valuation and disposal of securities	(87,331)		(72,391)	(129,888)
Gains (losses) on valuation and disposal of loans and receivables	0		0	0
Gains (losses) on derivatives	(26,148)		(192,899)	(34,523)
Gains (losses) on investments in subsidiaries	(146)		(259)	(135)
Foreign exchange gains (losses)	(16,026)		213,545	34,594
Other investment income (expenses)	94,958		90,607	93,458
Investment income (expenses) recognized in profit or loss	572,795		591,739	469,581
Investment income (expenses) recognized in other comprehensive income	(1,116,525)		937,243	1,831,878
Total investment income (expenses)	(543,730)		1,528,982	2,301,459
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(763,412)		(741,055)	(744,571)
Effect of changes in discount rates and financial assumptions	1,097		(616)	4,100
Effect of exchange rate fluctuations	5,882		(35,568)	(1,702)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0	0
Other insurance finance income (expenses)	0		0	0
Insurance finance income (expenses) recognized in profit or loss	(756,433)		(777,239)	(742,173)
Insurance finance income (expenses) recognized in other comprehensive income	888,129		(2,091,444)	(1,296,970)
Total insurance finance income (expenses)	131,696		(2,868,683)	(2,039,143)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(1,036)		(1,020)	(1,031)
Effect of changes in discount rates and financial assumptions	(1)		(13)	0
Effect of exchange rate fluctuations	11		(112)	(8)
Other reinsurance finance income (expenses)	(6)		7	(3)
Reinsurance finance income (expenses) recognized in profit or loss	(1,032)		(1,138)	(1,042)
Reinsurance finance income (expenses) recognized in other comprehensive income	9,876		(5,201)	(3,311)
Total reinsurance finance income (expenses)	8,844		(6,339)	(4,353)
Net investment income (expenses)	(403,190)		(1,346,040)	257,963
Non-life Insurance Long-term Insurance
Investment Income Expenses [Abstract]
Net interest income (expenses)	620,114		580,215	514,745
Dividend income	13,925		11,667	4,210
Gains (losses) on valuation and disposal of securities	49,149		(48,289)	24,789
Gains (losses) on valuation and disposal of loans and receivables	(24,107)		5,183	1,563
Gains (losses) on derivatives	(31,136)		(255,227)	(80,755)
Gains (losses) on investments in subsidiaries	(799)		(704)	999
Foreign exchange gains (losses)	(3,940)		242,021	60,644
Other investment income (expenses)	(76,557)		(74,543)	(48,446)
Investment income (expenses) recognized in profit or loss	546,649		460,323	477,749
Investment income (expenses) recognized in other comprehensive income	(1,577,881)		715,023	1,517,293
Total investment income (expenses)	(1,031,232)		1,175,346	1,995,042
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(695,925)		(715,762)	(778,717)
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	0		0	0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0	0
Other insurance finance income (expenses)	2,002		7,754	4,228
Insurance finance income (expenses) recognized in profit or loss	(693,923)		(708,008)	(774,489)
Insurance finance income (expenses) recognized in other comprehensive income	743,062		(2,244,510)	(1,630,155)
Total insurance finance income (expenses)	49,139		(2,952,518)	(2,404,644)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	15,597		14,269	12,180
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	0		0	0
Other reinsurance finance income (expenses)	4,038		(5,017)	359
Reinsurance finance income (expenses) recognized in profit or loss	19,635		9,252	12,539
Reinsurance finance income (expenses) recognized in other comprehensive income	(11,758)		30,943	39,381
Total reinsurance finance income (expenses)	7,877		40,195	51,920
Net investment income (expenses)	(974,216)		(1,736,977)	(357,682)
Non-life Insurance General And Automobile
Investment Income Expenses [Abstract]
Net interest income (expenses)	142,230		134,613	129,246
Dividend income	17,078		13,028	29,316
Gains (losses) on valuation and disposal of securities	80,980		(15,083)	48,870
Gains (losses) on valuation and disposal of loans and receivables	11,010		(3,644)	(10,400)
Gains (losses) on derivatives	(6,347)		(249,021)	(44,211)
Gains (losses) on investments in subsidiaries	0		0	0
Foreign exchange gains (losses)	(28,299)		215,968	31,552
Other investment income (expenses)	343,252		306,342	198,876
Investment income (expenses) recognized in profit or loss	559,904		402,203	383,249
Investment income (expenses) recognized in other comprehensive income	(40,451)		32,901	129,012
Total investment income (expenses)	519,453		435,104	512,261
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(29,294)		(3,806)	(3,875)
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	3,994		(50,526)	(5,416)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0	0
Other insurance finance income (expenses)	(201)		(1,410)	(686)
Insurance finance income (expenses) recognized in profit or loss	(25,501)		(55,742)	(9,977)
Insurance finance income (expenses) recognized in other comprehensive income	3,536		(9,932)	(2,882)
Total insurance finance income (expenses)	(21,965)		(65,674)	(12,859)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	7,473		1,829	2,558
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	(5,556)		49,186	4,297
Other reinsurance finance income (expenses)	41,430		(55,516)	(28,312)
Reinsurance finance income (expenses) recognized in profit or loss	43,347		(4,501)	(21,457)
Reinsurance finance income (expenses) recognized in other comprehensive income	1,435		3,038	1,755
Total reinsurance finance income (expenses)	44,782		(1,463)	(19,702)
Net investment income (expenses)	542,270		367,967	479,700
Non-life Insurance Overseas
Investment Income Expenses [Abstract]
Net interest income (expenses)	6,446		5,803	7,017
Dividend income	4		8	2
Gains (losses) on valuation and disposal of securities	613		(409)	(9,160)
Gains (losses) on valuation and disposal of loans and receivables	(1,224)		0	0
Gains (losses) on derivatives	0		0	0
Gains (losses) on investments in subsidiaries	0		0	0
Foreign exchange gains (losses)	177		168	(47)
Other investment income (expenses)	(689)		(877)	(1,162)
Investment income (expenses) recognized in profit or loss	5,327		4,693	(3,350)
Investment income (expenses) recognized in other comprehensive income	1,220		219	9,947
Total investment income (expenses)	6,547		4,912	6,597
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0	0
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	0		0	0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0	0
Other insurance finance income (expenses)	359		(426)	(41)
Insurance finance income (expenses) recognized in profit or loss	359		(426)	(41)
Insurance finance income (expenses) recognized in other comprehensive income	0		0	0
Total insurance finance income (expenses)	359		(426)	(41)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0	0
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	0		0	0
Other reinsurance finance income (expenses)	217		62	(269)
Reinsurance finance income (expenses) recognized in profit or loss	217		62	(269)
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0	0
Total reinsurance finance income (expenses)	217		62	(269)
Net investment income (expenses)	7,123		4,548	6,287
Non-life Insurance others
Investment Income Expenses [Abstract]
Net interest income (expenses)	(45,133)		(21,354)	(79,289)
Dividend income	28,624		5,518	1,851
Gains (losses) on valuation and disposal of securities	27,666		1,228	8,895
Gains (losses) on valuation and disposal of loans and receivables	(4,020)		(758)	1,671
Gains (losses) on derivatives	(14,096)		0	0
Gains (losses) on investments in subsidiaries	28		0	0
Foreign exchange gains (losses)	11,279		0	0
Other investment income (expenses)	(5,020)		14,930	66,718
Investment income (expenses) recognized in profit or loss	(672)		(436)	(154)
Investment income (expenses) recognized in other comprehensive income	(7,286)		69,601	154,660
Total investment income (expenses)	(7,958)		69,165	154,506
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0	0
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	0		0	0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0	0
Other insurance finance income (expenses)	0		0	0
Insurance finance income (expenses) recognized in profit or loss	0		0	0
Insurance finance income (expenses) recognized in other comprehensive income	0		0	0
Total insurance finance income (expenses)	0		0	0
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0	0
Effect of changes in discount rates and financial assumptions	0		0	0
Effect of exchange rate fluctuations	0		0	0
Other reinsurance finance income (expenses)	0		0	0
Reinsurance finance income (expenses) recognized in profit or loss	0		0	0
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0	0
Total reinsurance finance income (expenses)	0		0	0
Net investment income (expenses)	(7,958)		69,165	154,506
Life and Non-life Insurance
Investment Income Expenses [Abstract]
Net interest income (expenses)	1,413,718		1,336,475	1,150,571
Dividend income	102,278		64,430	78,314
Gains (losses) on valuation and disposal of securities	1,011,323		7,573	386,829
Gains (losses) on valuation and disposal of loans and receivables	(18,341)		781	(7,166)
Gains (losses) on derivatives	(66,825)		(749,971)	(170,911)
Gains (losses) on investments in subsidiaries	(917)		(963)	864
Foreign exchange gains (losses)	(55,176)		790,030	142,894
Other investment income (expenses)	374,160		346,231	306,487
Investment income (expenses) recognized in profit or loss	2,760,220		1,794,586	1,887,882
Investment income (expenses) recognized in other comprehensive income	(2,745,807)		1,763,734	3,673,413
Total investment income (expenses)	14,413		3,558,320	5,561,295
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(1,489,317)		(1,461,518)	(1,527,266)
Effect of changes in discount rates and financial assumptions	1,097		(616)	5,221
Effect of exchange rate fluctuations	11,783		(101,564)	(9,910)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	(1,081,894)		(329,336)	(547,352)
Other insurance finance income (expenses)	2,160		5,918	3,501
Insurance finance income (expenses) recognized in profit or loss	(2,556,171)		(1,887,116)	(2,075,806)
Insurance finance income (expenses) recognized in other comprehensive income	1,634,687		(4,346,024)	(2,930,051)
Total insurance finance income (expenses)	(921,484)		(6,233,140)	(5,005,857)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	22,034		15,078	13,707
Effect of changes in discount rates and financial assumptions	(1)		(13)	0
Effect of exchange rate fluctuations	(5,545)		49,074	4,289
Other reinsurance finance income (expenses)	45,679		(60,464)	(28,225)
Reinsurance finance income (expenses) recognized in profit or loss	62,167		3,675	(10,229)
Reinsurance finance income (expenses) recognized in other comprehensive income	(447)		28,780	37,825
Total reinsurance finance income (expenses)	61,720		32,455	27,596
Net investment income (expenses)	₩ (845,351)		₩ (2,642,365)	₩ 583,034